United
                    High Income
                    Fund, Inc.

                    ANNUAL
                    REPORT
                    ----------------------------------------
                    For the fiscal year ended March 31, 1999

MANAGER'S LETTER
-----------------------------------------------------------------
MARCH 31, 1999


Dear Shareholder:

This report relates to the operation of United High Income Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

During the first half of the fiscal year, the high yield market was strong and there was a large supply of new issues. In August, the continuing crisis in Asia and Russia's default on its debt obligations hit all U.S. markets, including the high yield market. Spreads of yields for high yield bonds to U.S. Treasuries widened significantly and the new issue market came to a virtual standstill as the demand for new paper evaporated. By late October, the market started to recover and new inflows of money led to a recovery in new issue activity. At this point, however, only the very best quality companies could raise money. Starting in January of 1999, there was a broadening of the new issue market and spreads over higher rated issues narrowed somewhat. The market overall has recovered approximately 50% of the loss suffered during August and September.

We raised cash during the year and sold the majority of the Fund's emerging market paper due to unstable global markets. We maintained the relatively high quality of the Fund's portfolio. We were more defensive going into the fiscal year and it paid off. The management style during the year did not change, but our strategy went from being very aggressive with the new issue calendar in order to gain performance to being very cautious as the high yield market deteriorated during the year.

The strategies and techniques we applied resulted in the Fund outperforming the Lipper High Current Yield Fund Universe Average for the fiscal year and nearly matching the Salomon Brothers High Yield Composite Index, as charted on the following page. The Salomon Brothers Index reflects the performance of securities that generally represent the high-yield bond market and the Lipper index reflects the universe of funds with similar investment objectives. The Fund outperformed the indexes during the first nine months of the fiscal year, but was negatively affected during the fourth quarter by a couple of underperforming holdings.

The high yield market in general has underperformed the equity market since the second quarter of the past fiscal year. Equities are significantly ahead of where they were before the Asian crisis on the belief that the worst of the financial crisis in the Asian and Latin American markets may be over. If the crisis is over, as it appears, then one would expect the high yield market to benefit across all sectors. To attempt to better position the Fund to benefit, exposure to cyclicals and lower rated issues is increasing. This is being done in small steps until a worldwide economic rebound becomes more certain.

Thank you very much for your continued support and confidence in our organization.


Respectfully,
Louise D. Rieke
Manager, United High Income Fund, Inc.

             Comparison of Change in Value of $10,000 Investment in
                 United High Income Fund, Inc., Class A Shares,
                  Salomon Brothers High Yield Composite Index
            and the Lipper High Current Yield Fund Universe Average

                                                           Lipper
                             United        Salomon           High
                               High       Brothers        Current
                             Income           High          Yield
                              Fund,          Yield           Fund
                              Class      Composite       Universe
                           A Shares          Index        Average
                          ---------  -------------     ----------
     03/31/89 Purchase        9,425         10,000         10,000
     03/31/90                 7,957          9,585          9,345
     03/31/91                 8,161         10,927          9,890
     03/31/92                10,750         14,065         12,729
     03/31/93                12,332         16,482         14,718
     03/31/94                13,405         17,839         16,268
     03/31/95                13,864         18,996         16,534
     03/31/96                15,828         22,098         18,974
     03/31/97                17,560         24,551         21,150
     03/31/98                20,727         28,929         24,768
     03/31/99                21,079         29,419         24,368

===== United High Income Fund, Class A Shares* -- $21,079
***** Salomon Brothers High Yield Composite Index - $29,419
----- Lipper High Current Yield Fund Universe Average -- $24,368


*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Annual Average Total Return+
                    Class A++  Class Y
         -----------------------------

Year Ended
   3/31/99          -4.15%     1.90%
5 Years Ended
   3/31/99          8.19%      N/A
10 Years Ended
   3/31/99           7.74%     N/A
Life of Class Y+++   N/A       9.72%


  + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++ Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ 1/4/96 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/9





Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, as its primary
                                        objective, with a
                                        secondary objective of
Fixed Income Securities                 capital growth when
                                        consistent with the
Maximum 20% Common Stock                primary objective.

                            STRATEGY:   Invests primarily in a diversified
                                        portfolio of high-yield, high-risk,
                                        fixed income securities.

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares


           PER SHARE DATA
For the Fiscal Year Ended March 31, 1999
----------------------------------------
DIVIDENDS PAID                  $0.80
                                =====
NET ASSET VALUE ON
   3/31/99                     $ 9.39
   3/31/98                      10.04
                               ------
CHANGE PER SHARE               $(0.65)
                               ======

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
1-year period ended 3-31-99                -4.15%          1.70%
5-year period ended 3-31-99                 8.19%          9.48%
10-year period ended 3-31-99                7.74%          8.38%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, United High Income Fund, Inc. had net assets totaling $1,011,278,739 invested in a diversified portfolio of:

 85.82%  Corporate Debt Securities
  7.50%  Cash and Cash Equivalents
  5.19%  Common and Preferred Stocks and Warrants
  1.49%  Other Government Security

As a shareholder of United High Income Fund, Inc., for every $100 you had invested on March 31, 1999, your Fund owned:

 $34.13  Transportation, Communication, Electric
           and Sanitary Services Bonds
  30.07  Manufacturing Bonds
  12.59  Services Bonds
   7.50  Cash and Cash Equivalents
   6.93  Wholesale and Retail Trade Bonds
   5.19  Common and Preferred Stocks and Warrants
   1.49  Other Government Security
   1.39  Agriculture, Forestry and Fisheries Bonds
   0.71  Miscellaneous Investing Institutions Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999
                                            Shares          Value
COMMON AND PREFERRED STOCKS AND WARRANTS
Cable and Other Pay Television Services - 0.06%
 Adelphia Communications Corporation,
   13.0% Preferred .....................     5,000  $     575,000

Communication - 2.80%
 Allegiance Telecom, Inc., Warrants (A)*     7,000        294,000
 IXC Communications, Inc.,
   12.5% Preferred .....................     4,200      4,620,000
 Infinity Broadcasting Corporation,
   Class A* ............................   180,000      4,635,000
 Intermedia Communications, Inc.,
   13.5% Preferred .....................     6,577      7,069,972
 Iridium LLC, Warrants (A)*  ...........     6,500        130,000
 Jacor Communications, Inc., Class A* . 50,000 3,798,438 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    58,000      1,011,752
 OnePoint Communications Corp.,
   Warrants (A)* .......................     4,000          4,000
 Pathnet, Inc., Warrants (A)*  .........     2,500         25,000
 Primus Telecommunications Group, Incorporated,
   Warrants* ...........................     5,000         75,000
 Sprint Corporation - PCS Group*  ......   145,000      6,425,312
 VersaTel Telecom International N.V.,
   Warrants (A)* .......................     3,750        262,500
   Total ...............................               28,350,974

Depository Institutions - 0.39%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......   150,000      3,975,000

Electric, Gas and Sanitary Services - 0.02%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578            477
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919            615
 IntelCom Group Inc., Warrants (A)*  ...    20,625        211,406
   Total ...............................                  212,498

Electronic and Other Electric Equipment - 0.01%
 Powertel, Inc., Warrants*  ............    16,000         74,000

Food and Kindred Products - 0.60%
 Keebler Foods Company*  ...............   166,500      6,077,250

General Building Contractors - 0.10%
 Walter Industries, Inc.*  .............    90,260      1,015,425

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
General Merchandise Stores - 0.52%
 Fred Meyer, Inc.*  ....................    90,000 $    5,298,750

Paper and Allied Products - 0.09%
 SF Holdings Group, Inc., Class C (A)*      18,900         37,800
 SF Holdings Group, Inc.,
   13.75% Preferred (A) ................       228        828,164
   Total ...............................                  865,964

Printing and Publishing - 0.36%
 PRIMEDIA Inc., 10.0% Preferred  .......    35,000      3,605,000

Wholesale Trade - Nondurable Goods - 0.24%
 U.S. Foodservice*  ....................    52,000      2,418,000

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 5.19%                              $   52,467,861
 (Cost: $44,655,039)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.83%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................   $ 5,650      5,607,625
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................     2,550      2,773,125
   Total ...............................                8,380,750

Agricultural Production - Livestock - 0.36%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,609,375

Amusement and Recreation Services - 2.15%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     4,500      4,072,500
 Empress Entertainment, Inc.,
   8.125%, 7-1-2006 ....................     1,000      1,010,000
 Hollywood Park, Inc.,
   9.25%, 2-15-2007 (A) ................     4,000      4,110,000
 Mohegan Tribal Gaming Authority,
   8.75%, 1-1-2009 (A) .................     3,250      3,392,188

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services (Continued)
 Premier Parks Inc.:
   12.0%, 8-15-2003 ....................   $ 1,500 $    1,618,125
   9.25%, 4-1-2006 .....................     2,000      2,070,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     5,500      5,506,875
   Total ...............................               21,779,688

Apparel and Accessory Stores - 0.36%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................     3,500      3,622,500

Apparel and Other Textile Products - 1.21%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     7,000      7,218,750
 Pillowtex Corporation:
   10.0%, 11-15-2006 ...................     1,000      1,045,000
   9.0%, 12-15-2007 ....................     4,000      4,000,000
   Total ...............................               12,263,750

Auto Repair, Services and Parking - 0.51%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 ..................     5,500      5,135,625

Building Materials and Garden Supplies - 1.04%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     2,500      2,593,750
 Henry Company,
   10.0%, 4-15-2008 ....................     2,250      2,269,687
 ISG Resources, Inc.,
   10.0%, 4-15-2008 ....................     3,000      3,045,000
 Reliant Building Products, Inc.,
   10.875%, 5-1-2004 ...................     3,000      2,598,750
   Total ...............................               10,507,187

Business Services - 2.25%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     4,250      4,643,125
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     6,620      7,298,550
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................     2,500      2,471,875

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Business Services (Continued)
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................   $ 3,000 $    3,240,000
   8.625%, 9-15-2007 ...................     1,500      1,578,750
 Rental Service Corporation,
   9.0%, 5-15-2008 .....................     3,500      3,500,000
   Total ...............................               22,732,300

Cable and Other Pay Television Services - 7.35%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     2,250      2,323,125
   9.25%, 10-1-2002 ....................     7,000      7,297,500
   10.5%, 7-15-2004 ....................     4,000      4,400,000
   9.875%, 3-1-2007 ....................     3,000      3,300,000
 Bresnan Communications Group LLC and
   Bresnan Capital Corporation:
   0.0%, 2-1-2009 (A)(B)................     1,250        850,000
   8.0%, 2-1-2009 (A) ..................     1,250      1,262,500
 CSC Holdings, Inc.,
   8.125%, 8-15-2009 ...................     4,000      4,298,320
 Charter Communications Holdings, LLC and
   Charter Communications Holdings Capital
   Corporation,
   8.625%, 4-1-2009 (A) ................    17,000     17,488,750
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     5,250      5,533,290
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     9,000      7,863,750
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................    13,500     11,745,000
 Renaissance Media Group LLC,
   0.0%, 4-15-2008 (B) .................     5,000      3,493,750
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     4,000      4,485,000
   Total ...............................               74,340,985

Chemicals and Allied Products - 2.40%
 AMM Holdings, Inc.,
   0.0%, 7-1-2009 (B) ..................     2,500        762,500
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 ....................     3,500      3,080,000
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     2,500      2,793,750
 Marsulex Inc.,
   9.625%, 7-1-2008 ....................     3,500      3,570,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     6,000      4,200,000
 UCC Investors Holding, Inc.,
   10.5%, 5-1-2002 .....................     9,000      9,821,250
   Total ...............................               24,227,500
                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999
                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication - 21.69%
 ACME Television, LLC,
   0.0%, 9-30-2004 (B) .................    $7,400 $    6,308,500
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     4,500      4,775,625
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (B) .................     7,000      4,357,500
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     3,250      3,526,250
 Chancellor Media Corporation,
   9.0%, 10-1-2008 .....................     4,000      4,280,000
 Chancellor Media Corporation of Los Angeles,
   8.0%, 11-1-2008 (A) .................     5,000      5,206,250
 Citadel Broadcasting Company,
   9.25%, 11-15-2008 ...................     2,000      2,145,000
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................     4,000      4,570,000
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (B) .................     8,750      7,218,750
   12.25%, 9-1-2004 ....................     2,000      2,175,000
   12.0%, 11-1-2007 (A) ................     4,500      4,702,500
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (B) .................     6,250      5,531,250
 ICG Services, Inc.,
   0.0%, 5-1-2008 (B) ..................     4,000      2,390,000
 ITC /\ DeltaCom, Inc.:
   11.0%, 6-1-2007 .....................     2,750      3,028,437
   8.875%, 3-1-2008 ....................     2,400      2,412,000
   9.75%, 11-15-2008 ...................     3,000      3,157,500
 IXC Communications, Inc.,
   9.0%, 4-15-2008 .....................     5,250      5,460,000
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 .....................     1,000        995,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B)..................     6,000      5,160,000
 Iridium LLC and Iridium Capital Corporation:
   10.875%, 7-15-2005 ..................     4,250      1,615,000
   11.25%, 7-15-2005 ...................     1,400        532,000
   13.0%, 7-15-2005 ....................     7,900      3,318,000
 JCAC, Inc.,
   10.125%, 6-15-2006 ..................     2,000      2,227,500
 Level 3 Communications, Inc.:
   9.125%, 5-1-2008 ....................     7,000      7,017,500
   0.0%, 12-1-2008 (A)(B) ..............    13,000      8,141,250
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (B) ..................     7,000      4,935,000
 LIN Television Corporation,
   8.375%, 3-1-2008 ....................     5,900      5,870,500

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (B) .................   $ 7,000   $  5,407,500
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ..................    10,000      8,150,000
 Nextel Communications, Inc.:
   9.75%, 8-15-2004 ....................     6,750      6,986,250
   0.0%, 9-15-2007 (B) .................     7,500      5,475,000
   0.0%, 2-15-2008 (B) .................     6,400      4,480,000
 Nextel Partners, Inc.,
   0.0%, 2-1-2009 (A)(B) ...............    13,000      7,540,000
 OnePoint Communications Corp.,
   14.5%, 6-1-2008 (A) .................     4,000      2,100,000
 Pathnet, Inc.,
   12.25%, 4-15-2008 ...................     2,500      1,350,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ....................     5,000      5,187,500
 Qwest Communications International Inc.,
   0.0%, 10-15-2007 (B) ................     2,750      2,179,375
 RSL Communications, Ltd.,
   10.5%, 11-15-2008 ...................    16,250     17,143,750
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     7,500      7,912,500
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     2,303      2,582,239
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................     3,425      3,630,500
 Sinclair Broadcast Group, Inc.,
   9.0%, 7-15-2007 .....................     4,000      4,100,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................    10,500      9,588,180
 Time Warner Telecom LLC and Time Warner Telecom Inc.,
   9.75%, 7-15-2008 ....................     2,250      2,407,500
 VersaTel Telecom International N.V.,
   13.25%, 5-15-2008 ...................     3,750      3,909,375
 Viatel, Inc.,
   11.5%, 3-15-2009 (A) ................     3,000      3,120,000
 WinStar Communications, Inc.:
   0.0%, 3-15-2008 (B) .................     3,000      1,830,000
   10.0%, 3-15-2008 ....................     4,750      3,182,500
   Total ...............................              219,318,481


                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Eating and Drinking Places - 1.96%
 Domino's Pizza, Inc.,
   10.375%, 1-15-2009 (A) ..............   $ 5,000 $    5,150,000
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................     7,250      7,231,875
 Fresh Foods, Inc.,
   10.75%, 6-1-2006 ....................     5,500      5,513,750
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 ...................     2,000      1,935,000
   Total ...............................               19,830,625

Electric, Gas and Sanitary Services - 2.61%
 Allied Waste North America, Inc.,
   7.875%, 1-1-2009 ....................    12,750     12,495,000
 Browning Ferris Industries Inc.,
   6.375%, 1-15-2008 ...................     3,500      3,047,030
 El Paso Electric Company,
   9.4%, 5-1-2011 ......................     5,000      5,751,600
 Niagara Mohawk Power Corporation,
   7.25%, 10-1-2002 ....................     5,000      5,092,950
   Total ...............................               26,386,580

Electronic and Other Electric Equipment - 3.53%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     4,000      4,260,000
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................     2,500      2,415,625
 EchoStar DBS Corporation,
   9.375%, 2-1-2009 (A) ................    15,500     16,042,500
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................     4,000      3,120,000
 InterCel, Inc.,
   0.0%, 2-1-2006 (B) ..................     5,000      4,012,500
 Powertel, Inc.,
   11.125%, 6-1-2007 ...................     1,500      1,545,000
 WESCO Distribution, Inc.,
   9.125%, 6-1-2008 ....................     3,000      3,108,750
 WESCO International, Inc.,
   0.0%, 6-1-2008 (B) ..................     1,750      1,211,875
   Total ...............................               35,716,250

Engineering and Management Services - 0.34%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (B) .................     5,000      3,400,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Fabricated Metal Products - 2.48%
 AXIA Incorporated,
   10.75%, 7-15-2008 ...................   $ 2,000 $    1,997,500
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     1,000      1,052,500
 Neenah Corporation:
   11.125%, 5-1-2007 ...................     8,250      8,662,500
   11.125%, 5-1-2007 (A)................     3,000      3,150,000
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     6,500      6,491,875
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     3,500      3,688,125
   Total ...............................               25,042,500

Food and Kindred Products - 0.80%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................     4,500      4,432,500
 Southern Foods Group, L.P.
   and SFG Capital Corporation,
   9.875%, 9-1-2007 ....................     3,450      3,626,813
   Total ...............................                8,059,313

Food Stores - 0.94%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     5,000      5,012,500
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     4,750      4,542,187
   Total ...............................                9,554,687

Forestry - 0.20%
 U.S. Timberlands Company, L.P.,
   9.625%, 11-15-2007 ..................     2,000      2,027,500

Health Services - 0.75%
 Tenet Healthcare Corporation,
   8.625%, 1-15-2007 ...................     7,500      7,537,500

Holding and Other Investment Offices - 0.71%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     5,000      4,800,000
 LTC Properties, Inc.,
   8.5%, 1-1-2001 (Convertible) ........     3,000      2,396,250
   Total ...............................                7,196,250

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Hotels and Other Lodging Places - 4.71%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................   $ 2,500 $    2,378,125
 Coast Hotels and Casinos, Inc.,
   9.5%, 4-1-2009 (A) ..................     3,400      3,442,500
 HMH Properties, Inc.,
   7.875%, 8-1-2008 ....................    15,000     14,400,000
 MGM Grand, Inc.,
   6.875%, 2-6-2008 ....................     5,000      4,695,200
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     4,000      4,150,000
   9.75%, 4-1-2007 .....................     2,500      2,584,375
 Station Casinos, Inc.:
   10.125%, 3-15-2006 ..................     2,500      2,650,000
   8.875%, 12-1-2008 (A) ...............    13,000     13,325,000
   Total ...............................               47,625,200

Industrial Machinery and Equipment - 3.97%
 American Standard Inc.,
   9.25%, 12-1-2016 ....................     1,400      1,429,750
 Anchor Lamina Inc. and Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 ....................     1,500      1,406,250
 Axiohm Transaction Solutions, Inc.,
   9.75%, 10-1-2007 ....................     2,000      1,820,000
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (B) .................     7,000      4,138,750
 International Comfort Products Holdings, Inc.,
   8.625%, 5-15-2008 ...................     4,000      4,030,000
 National Equipment Services, Inc.:
   10.0%, 11-30-2004 ...................     2,500      2,562,500
   10.0%, 11-30-2004 ...................     9,000      9,022,500
 Paragon Corporate Holdings, Inc.,
   9.625%, 4-1-2008 ....................     3,000      2,415,000
 Terex Corporation,
   8.875%, 4-1-2008 ....................     6,000      5,887,500
 Tokheim Corporation,
   11.375%, 8-1-2008 (A) ...............     4,750      5,046,875
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     2,400      2,361,000
   Total ...............................               40,120,125

Instruments and Related Products - 1.92%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................     6,875      7,089,844
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     9,250      9,920,625

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Instruments and Related Products (Continued)
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 ....................   $ 2,600   $  2,405,000
   Total ...............................               19,415,469

Miscellaneous Manufacturing Industries - 0.72%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 ...................     1,750      1,382,500
 Amscan Holdings, Inc.,
   9.875%, 12-15-2007 ..................     3,400      2,924,000
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     3,500      2,975,000
   Total ...............................                7,281,500

Miscellaneous Retail - 1.55%
 Eye Care Centers of America, Inc.,
   9.125%, 5-1-2008 ....................     2,000      1,740,000
 Finlay Fine Jewelry Corporation,
   8.375%, 5-1-2008 ....................     1,500      1,458,750
 Michaels Stores, Inc.:
   6.75%, 1-15-2003 (Convertible) ......     1,000        950,000
   10.875%, 6-15-2006 ..................     7,800      8,365,500
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     3,000      3,135,000
   Total ...............................               15,649,250

Motion Pictures - 1.22%
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 ...................     7,300      4,708,500
 Loews Cineplex Entertainment Corporation,
   8.875%, 8-1-2008 ....................     2,000      1,995,000
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 ......................     5,500      5,616,875
   Total ...............................               12,320,375

Paper and Allied Products - 1.90%
 Buckeye Cellulose Corporation,
   8.5%, 12-15-2005 ....................     2,750      2,818,750
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,692,500
 Mail-Well I Corporation,
   8.75%, 12-15-2008 (A) ...............     5,000      5,175,000
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 ...................     3,000      2,970,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products (Continued)
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................    $2,000 $    2,065,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (B) .................     5,750      1,423,125
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .....................     1,725      1,095,375
   Total ...............................               19,239,750

Petroleum and Coal Products - 0.49%
 Building Materials Corporation of America,
   8.0%, 12-1-2008 (A) .................     5,000      4,987,500

Primary Metal Industries - 1.26%
 California Steel Industries, Inc.,
   8.5%, 4-1-2009 (A) ..................     1,650      1,674,750
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     3,000      3,011,250
 Weirton Steel Corporation,
   11.375%, 7-1-2004 ...................     1,500      1,440,000
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................     6,750      6,648,750
   Total ...............................               12,774,750

Printing and Publishing - 3.23%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     4,000      4,320,000
 Big Flower Press Holdings, Inc.,
   8.625%, 12-1-2008 (A) ...............     6,250      6,312,500
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     5,000      5,112,500
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................     5,250      5,381,250
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 (A) ..............     5,000      5,250,000
 World Color Press, Inc.,
   8.375%, 11-15-2008 (A) ..............     6,250      6,296,875
   Total ...............................               32,673,125

Railroad Transportation - 0.20%
 TFM, S.A. de C.V.,
   0.0%, 6-15-2009 (B) .................     3,500      2,047,500

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Rubber and Miscellaneous Plastics Products - 2.75%
 Furon Company,
   8.125%, 3-1-2008 ....................   $ 1,900 $    1,866,750
 Graham Packaging Company and GPC Capital Corp. I,
   8.75%, 1-15-2008 ....................     7,000      7,008,750
 Graham Packaging Holdings Company and
   GPC Capital Corp. II,
   0.0%, 1-15-2009 (B) .................     2,000      1,390,000
 Heafner (J.H.) Company, Inc. (The):
   10.0%, 5-15-2008 ....................     4,500      4,606,875
   10.0%, 5-15-2008 (A) ................     4,000      4,095,000
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................     6,500      6,272,500
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,500      2,559,375
   Total ...............................               27,799,250

Social Services _ 0.66%
 KinderCare Learning Centers, Inc.,
   9.5%, 2-15-2009 .....................     3,000      3,015,000
 La Petite Academy, Inc. and LPA Holding Corp.,
   10.0%, 5-15-2008 ....................     3,750      3,693,750
   Total ...............................                6,708,750

Textile Mill Products - 2.21%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     3,500      3,622,500
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     5,000      5,312,500
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 ....................     9,000      7,020,000
 Glenoit Corporation,
   11.0%, 4-15-2007 ....................     2,500      2,315,625
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 .....................     5,250      4,042,500
   Total ...............................               22,313,125

Transportation by Air - 1.15%
 Atlas Air, Inc.,
   9.375%, 11-15-2006 (A) ..............    11,500     11,629,375

Transportation Equipment - 1.20%
 Federal-Mogul Corporation,
   7.875%, 7-1-2010 ....................     7,000      6,992,020
 Westinghouse Air Brake Company (The):
   9.375%, 6-15-2005 ...................     3,000      3,108,750
   9.375%, 6-15-2005 (A) ...............     2,000      2,045,000
   Total ...............................               12,145,770
                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Trucking and Warehousing - 0.78%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................   $ 1,500 $    1,620,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     6,000      6,300,000
   Total ...............................                7,920,000

Water Transportation - 0.35%
 Equimar Shipholdings Ltd.,
   9.875%, 7-1-2007 ....................     5,000      3,550,000

Wholesale Trade - Durable Goods - 0.48%
 Exide Corporation,
   10.0%, 4-15-2005 ....................     1,000        990,000
 Sealy Mattress Company,
   0.0%, 12-15-2007 (B) ................     6,000      3,900,000
   Total ...............................                4,890,000

Wholesale Trade - Nondurable Goods - 0.60%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................     3,500      3,552,500
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 ....................     2,750      2,564,375
   Total ...............................                6,116,875

TOTAL CORPORATE DEBT SECURITIES - 85.82%           $  867,877,035
 (Cost: $877,816,966)

OTHER GOVERNMENT SECURITY - 1.49%
Mexico
 United Mexican States,
   9.75%, 4-6-2005 .....................    15,000 $   15,056,250
 (Cost: $14,994,600)

SHORT-TERM SECURITIES
Communication - 0.99%
 Dominion Resources, Inc.,
   5.0%, 4-21-99 .......................    10,000      9,972,222

Electric, Gas and Sanitary Services - 0.54%
 Public Service Electric & Gas Co.,
   5.0%, 4-7-99 ........................     1,525      1,523,729
 Western Resources, Inc.,
   5.03%, 4-21-99 ......................     4,000      3,988,822
   Total ...............................                5,512,551

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

SHORT-SECURITIES (Continued)
Fabricated Metal Products - 0.25%
 Danaher Corporation,
   4.9388%, Master Note ................   $ 2,547 $    2,547,000

Food and Kindred Products - 0.09%
 General Mills, Inc.,
   4.7938%, Master Note ................       893        893,000

Food Stores - 1.98%
 Kroger Co. (The),
   5.43%, 4-1-99 .......................    20,000     20,000,000

Instruments and Related Products - 0.58%
 Raytheon Company,
   5.05%, 4-1-99 .......................     5,900      5,900,000

Personal Services - 0.89%
 Block Financial Corp.,
   4.84%, 4-20-99 ......................     9,000      8,977,010

Petroleum and Coal Products - 1.54%
 Kerr-McGee Credit Corp.:
   5.05%, 4-7-99 .......................    10,000      9,991,584
   5.07%, 4-15-99 ......................     5,615      5,603,929
   Total ...............................               15,595,513

TOTAL SHORT-TERM SECURITIES - 6.86%                $   69,397,296
 (Cost: $69,397,296)

TOTAL INVESTMENT SECURITIES - 99.36%               $1,004,798,442
 (Cost: $1,006,863,901)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.64%       6,480,297

NET ASSETS - 100.00%                               $1,011,278,739

                See Notes to Schedule of Investments on page 20.

UNITED HIGH INCOME FUND, INC.
MARCH 31, 1999

Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $154,340,935 or 15.26% of net assets.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities -- at value
   (Notes 1 and 3) ...............................     $1,004,798
 Cash  ...........................................            390
 Receivables:
   Dividends and interest ........................         19,453
   Investment securities sold ....................          6,510
   Fund shares sold ..............................            895
 Prepaid insurance premium  ......................             57
                                                       ----------
    Total assets  ................................      1,032,103
                                                       ----------
Liabilities
 Payable for investment securities purchased  ....         16,645
 Payable to Fund shareholders  ...................          3,803
 Accrued service fee (Note 2)  ...................            165
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................            152
 Accrued management fee (Note 2)  ................             15
 Accrued distribution fee (Note 2)  ..............             13
 Accrued accounting services fee (Note 2)  .......              8
 Other  ..........................................             23
                                                       ----------
    Total liabilities  ...........................         20,824
                                                       ----------
      Total net assets ...........................     $1,011,279
                                                       ==========
Net Assets
 $1.00 par value capital stock
   Capital stock .................................     $  107,752
   Additional paid-in capital ....................      1,069,971
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income          2,588
   Accumulated undistributed net realized
    loss on investment transactions  .............       (166,967)
   Net unrealized depreciation in value of
    investments  .................................         (2,065)
                                                       ----------
    Net assets applicable to outstanding
      units of capital ...........................     $1,011,279
                                                       ==========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ........................................          $9.39
 Class Y  ........................................          $9.39
Capital shares outstanding
 Class A  ........................................        107,477
 Class Y  ........................................            275
Capital shares authorized ........................        500,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended MARCH 31, 1999
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization .......................      $95,287
   Dividends .......................................        2,832
                                                          -------
    Total income  ..................................       98,119
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        5,675
   Service fee - Class A ...........................        2,399
   Transfer agency and dividend disbursing - Class A        1,274
   Distribution fee - Class A ......................          100
   Accounting services fee .........................           99
   Custodian fees ..................................           24
   Audit fees ......................................           18
   Legal fees ......................................           12
   Shareholder servicing - Class Y .................            5
   Other ...........................................          182
                                                          -------
    Total expenses  ................................        9,788
                                                          -------
      Net investment income ........................       88,331
                                                          -------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net gain on investments  .................        6,301
 Unrealized depreciation in value of
   investments during the period ...................      (78,843)
                                                          -------
    Net loss on investments  .......................      (72,542)
                                                          -------
      Net increase in net assets resulting
       from operations  ............................      $15,789
                                                          =======

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)
                                        For the fiscal year ended
                                               March 31,
                                    -----------------------------
                                          1999           1998
Increase (Decrease) in Net Assets   -------------- --------------
 Operations:
   Net investment income ..........     $   88,331     $   88,401
   Realized net gain on
    investments  ..................          6,301         22,509
   Unrealized appreciation
    (depreciation)  ...............        (78,843)        62,830
                                        ----------     ----------
    Net increase in net assets
      resulting from operations ...         15,789        173,740
                                        ----------     ----------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ........................        (86,920)       (88,015)
   Class Y ........................           (261)          (261)
                                        ----------     ----------
                                           (87,181)       (88,276)
                                        ----------     ----------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (11,212,153 and 11,406,679
      shares, respectively) .......        107,437        110,946
    Class Y (243,388 and 43,283
      shares, respectively) .......          2,313            423
   Proceeds from reinvestment
    of dividends:
    Class A (7,730,209 and
      7,636,167 shares, respectively)       73,752         74,065
    Class Y (27,373 and 26,963
      shares, respectively) .......            261            261
   Payments for shares redeemed:
    Class A (21,192,900 and 15,583,034
      shares, respectively) .......       (203,166)      (151,632)
    Class Y (317,451 and 85,087
      shares, respectively) .......         (3,016)          (824)
                                        ----------     ----------
      Net increase (decrease) in net assets
       resulting from capital share
       transactions  ..............        (22,419)        33,239
                                        ----------     ----------
       Total increase (decrease)  .        (93,811)       118,703
Net Assets
 Beginning of period  .............      1,105,090        986,387
                                        ----------     ----------
 End of period, including
   undistributed net investment
   income of $2,588 and
   $1,438, respectively ...........     $1,011,279     $1,105,090
                                        ==========     ==========
                 *See "Financial Highlights" on pages 24 - 25.
                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                              For the fiscal year ended March 31,
                              -----------------------------------
                               1999   1998    1997   1996    1995
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period         $10.04 $ 9.25   $9.09  $8.70   $9.20
                             ------ ------   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........           0.81   0.82    0.80   0.79    0.80
 Net realized and
   unrealized gain
   (loss) on
   investments .....          (0.66)  0.79    0.16   0.40   (0.51)
                             ------ ------   -----  -----   -----
Total from investment
 operations  .......           0.15   1.61    0.96   1.19    0.29
                             ------ ------   -----  -----   -----
Less dividends
 from net
 investment income .          (0.80) (0.82)  (0.80) (0.80)  (0.79)
                             ------ ------   -----  -----   -----
Net asset value,
 end of period  ....          $9.39 $10.04   $9.25  $9.09   $8.70
                             ====== ======   =====  =====   =====
Total return* ......           1.70% 18.03%  10.94% 14.16%   3.41%
Net assets, end
 of period (in
 millions)  ........         $1,009 $1,102    $983   $972    $934
Ratio of expenses to
 average net assets            0.94%  0.84%   0.89%  0.85%   0.84%
Ratio of net investment
 income to average
 net assets  .......           8.44%  8.38%   8.68%  8.74%   9.07%
Portfolio turnover
 rate  .............          53.19% 63.40%  53.17% 41.67%  18.94%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                           For the fiscal         For the
                              year ended           period
                              March 31,           from 1/4/96*
                      ---------------------       through
                       1999    1998   1997        3/31/96
                     ------  ------ ------        --------
Net asset value,
 beginning of period $10.04  $ 9.25  $9.10          $9.19
                     ------  ------  -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.83    0.82   0.81           0.20
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.66)   0.79   0.15          (0.10)
                     ------  ------  -----          -----
Total from investment
 operations ........   0.17    1.61   0.96           0.10
                     ------  ------  -----          -----
Less dividends
 from net
 investment income .  (0.82)  (0.82) (0.81)         (0.19)
                     ------  ------  -----          -----
Net asset value,
 end of period .....  $9.39  $10.04  $9.25          $9.10
                     ======  ======  =====          =====
Total return .......   1.90%  18.13% 11.07%          1.00%
Net assets, end of
 period (in
 millions)  ........     $2      $3     $3             $2
Ratio of expenses
 to average net
 assets  ...........   0.74%   0.77%  0.77%          0.80%**
Ratio of net
 investment income
 to average net
 assets  ...........   8.62%   8.46%  8.78%          8.55%**
Portfolio
 turnover rate  ....  53.19%  63.40% 53.17%         41.67%**

 *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At March 31, 1999, the Fund reclassified $157,217,033 between additional paid-in-capital and accumulated undistributed net realized losses. Net investment income, net realized gains and net assets were not affected by this change.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $21.5 billion of combined net assets at March 31, 1999) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $2,438,427, out of which W&R paid sales commissions of $1,408,039 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $38,933, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $493,273,938 while proceeds from maturities and sales aggregated $548,068,414. Purchases of short-term securities and U.S. Government securities aggregated $2,632,750,463 and $26,894,141, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $2,625,781,194 and $27,400,000, respectively.

     For Federal income tax purposes, cost of investments owned at March 31, 1999 was $1,006,863,901, resulting in net unrealized depreciation of $2,065,459, of which $36,309,233 related to appreciated securities and $38,374,692 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital gain net income of $13,784,884 during its fiscal year ended March 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). This capital gain net income was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers aggregated $160,249,659 at March 31, 1999 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $114,024,403 at March 31, 2000; $17,962,753 at March 31, 2003; $20,841,730 at March 31, 2004; and $7,420,773 at March 31, 2005.

     Internal Revenue Code regulations permits the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (_post-October losses_). From November 1, 1998 through March 31, 1999, the Fund incurred net capital losses of $6,717,770, which have been deferred to the fiscal year ending March 31, 2000.

NOTE 5 -- Multiclass Operations

     On July 31, 1995, the Fund was authorized to offer two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund, Inc. (the _Fund_) as of March 31, 1999, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United High Income Fund, Inc. as of March 31, 1999, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 7, 1999

INCOME TAX INFORMATION

The amounts of the dividends below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which the dividends were received or reinvested.

                        PER-SHARE AMOUNTS REPORTABLE AS:
          ---------------------------------------------------------
                    For Individuals           For Corporations
                  -------------------------------------------------------
  Record         OrdinaryLong-Term                 Non- Long-Term
    Date    Total  IncomeCapital GainQualifyingQualifyingCapital Gain
----------- -------------   -------- ----------------------------
                                    Class A
04-17-98   $0.066 $0.0660       $---  $0.0019   $0.0641      $---
05-15-98    0.066   .0660        ---    .0020     .0640       ---
06-12-98    0.066   .0660        ---    .0020     .0640       ---
07-17-98    0.066   .0660        ---    .0020     .0640       ---
08-14-98    0.066   .0660        ---    .0020     .0640       ---
09-11-98    0.066   .0660        ---    .0020     .0640       ---
10-16-98    0.066   .0660        ---    .0020     .0640       ---
11-13-98    0.066   .0660        ---    .0020     .0640       ---
12-16-98    0.076   .0760        ---    .0023     .0737       ---
01-13-99    0.066   .0660        ---    .0017     .0643       ---
02-10-99    0.066   .0660        ---    .0017     .0643       ---
03-10-99    0.066   .0660        ---    .0017     .0643       ---
           ------ -------       ----  -------   -------      ----
Total      $0.802 $0.8020       $---  $0.0233   $0.7787      $---
           ====== =======       ====  =======   =======      ====
                                    Class Y
04-17-98   $0.067 $0.0670       $---  $0.0019   $0.0651      $---
05-15-98    0.066   .0660        ---    .0020     .0640       ---
06-12-98    0.068   .0680        ---    .0021     .0659       ---
07-17-98    0.067   .0670        ---    .0020     .0650       ---
08-14-98    0.067   .0670        ---    .0020     .0650       ---
09-11-98    0.067   .0670        ---    .0020     .0650       ---
10-16-98    0.070   .0700        ---    .0021     .0679       ---
11-13-98    0.068   .0680        ---    .0021     .0659       ---
12-16-98    0.079   .0790        ---    .0024     .0766       ---
01-13-99    0.067   .0670        ---    .0017     .0653       ---
02-10-99    0.067   .0670        ---    .0017     .0653       ---
03-10-99    0.068   .0680        ---    .0017     .0663       ---
           ------ -------       ----  -------   -------      ----
Total      $0.821 $0.8210       $---   $.0237   $0.7973      $---
           ====== =======       ====  =======   =======      ====
CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Louise D. Rieke, Vice President

Lower sales charges are available by combining the net asset value ("NAV") of existing Class A shares of the Fund with additional purchases of Class A shares of any fund in the United Group, except that only the Class A shares of United Cash Management, Inc. that were acquired by exchange of another United Group fund's Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, may be combined.

For shareholders who have chosen the Income-Earned option or the Cash option for their distribution method: if the dividend distribution (for Income-Earned) or the total distribution (for Cash) is less than ten dollars, the distribution will be automatically paid in additional shares of the same class of the Fund.

This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.

















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1009A(3-99)

printed on recycled paper